As filed with the Securities and Exchange Commission on June 28, 2002

                                                     Registration No. 33-91938
                                                       File No. 811-9044
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               -----------------------
                       POST-EFFECTIVE AMENDMENT NO. 10 TO
                                    FORM S-6


               FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                           REGISTERED ON FORM N-8B-2

                            -----------------------

                    NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
                             (Exact name of trust)

                         NATIONAL LIFE INSURANCE COMPANY
                               (Name of depositor)
                             One National Life Drive
                           Montpelier, Vermont  05604
         (Complete address of depositor's principal executive offices)

                            -----------------------


                                D. Russell Morgan
                            Assistant General Counsel
                         National Life Insurance Company
                             One National Life Drive
                           Montpelier, Vermont  05604
                (Name and complete address of agent for service)


                            -----------------------

                                    Copy to:
                             Stephen E. Roth, Esq.
                        Sutherland, Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2404


                            -----------------------

          It is proposed that this filing will become effective:
             immediately upon filing pursuant to paragraph (b) of Rule 485
-----------


    X        60 days after filing pursuant to paragraph (a) of Rule 485
-----------

             on May 1, 2002 pursuant to paragraph (b) of Rule 485
-----------


                            -----------------------


Title of securities being registered: variable life insurance policies issued by a separate account.


================================================================================

                                    VARITRAK

           Flexible Premium Adjustable Benefit Variable Life Insurance

                                    issued by

                         NATIONAL LIFE INSURANCE COMPANY

                             Supplement dated , 2002

                                       to

                          Prospectus dated May 1, 2002


           On , 2002, we began to offer to purchasers of new Policies a new No Lapse Guarantee Rider, which is described in this Supplement.

                            NO-LAPSE GUARANTEE RIDER

           If you elect the No-Lapse Guarantee Rider, we will guarantee that the Policy will not lapse as long as you meet the conditions of the rider. The no-lapse guarantee ensures that the Death Benefit will be payable as long as the rider is in force.

           COST AND AVAILABILITY. The cost of the No-Lapse Guarantee Rider is $0.05 per thousand of Face Amount per month. This rider is available only at issue, for issue ages 0-85. This rider is not available with the Guaranteed Death Benefit Rider, and is currently not available with the Additional Protection Benefit Rider. Once elected, the rider may be cancelled at any time by sending written instructions to cancel the rider to National Life's Home Office.

           CONDITIONS OF THE RIDER. In order to keep the rider in force, you must maintain a minimum amount in the Policy's General Account. We call this minimum amount the Cumulative Monthly Guarantee Premium. We will measure what you allocate to the General Account, called your Cumulative General Account Premium, and compare it to the required Cumulative Monthly Guarantee Premium. We will test the Policy for compliance with the Cumulative Monthly Guarantee Premium on the Date of issue and on each Monthly Policy Date. After the requirement has been satisfied, you may freely allocate amounts to the Subaccounts of the Separate Account.

           The Cumulative Monthly Guarantee Premium is the accumulation to the current Monthly Policy Date, at an annual effective rate of 6%, of the Monthly Guarantee Premium in effect on each Monthly Policy Date since the date of issue (including the current Monthly Policy Date). The initial Monthly Guarantee Premium for your Policy will be stated in the rider.

           The Cumulative General Account Premium is the accumulation to the current Monthly Policy Date, at an annual effective rate of 6%, of the General Account Cash Flow since the date of issue (including the General Account Cash Flow on the current Monthly Policy Date). For the purpose of determining this accumulation amount, all General Account Cash Flows that occur on dates other than Monthly Policy Dates, we will treat as occurring on most recent prior Monthly Policy Date.

           The General Account Cash Flow is the Net Premium allocated to the General Account plus Accumulated Value transferred into the non-loaned portion of the General Account, minus Accumulated Value transferred out of or withdrawn from the non-loaned portion of the General Account. Transfers include transfers from the non-loaned portion of the General Account to establish Collateral for a loan and transfers to the non-loaned portion of the General Account resulting from loan repayments. The General Account Cash Flow is increased to an amount prior to premium taxes by dividing by one minus the Premium Tax Charge (i.e., 1
- .0325 = .9675). This adjustment is made to put General Account Cash Flows on a basis comparable to the Monthly Guarantee Premium, which is before premium taxes.

           AUTOMATIC TRANSFER INTO GENERAL ACCOUNT - LAPSE OF RIDER. If on any Monthly Policy Date while the rider is in force, your Cumulative General Account Premium is less than the required Cumulative Monthly Guarantee Premium, we will transfer value from the Subaccounts on a pro rata basis to the General Account to satisfy the test. If the value in the Subaccounts is not enough to satisfy the test, we will transfer all of the value in the Subaccounts to the General Account and we will send you a notice that the conditions of the rider have not been met. You will have 61 days from the date we mail the notice to pay a premium sufficient to keep the rider in force. The required premium will be the amount needed to satisfy the conditions of the rider on the Monthly Policy Date two months following the Monthly Policy Date that the test was failed. The rider will be cancelled if a sufficient premium is not paid during the 61-day period. If cancelled, the rider cannot be reinstated.

           MONTHLY DEDUCTIONS. While the No-Lapse Guarantee Rider is in force, all Monthly Deductions will be deducted from the General Account. If, while the rider is in force, the Accumulated Value in the General Account is not enough to deduct the Monthly Deduction, Monthly Deductions will be made until the Accumulated Value in the General Account is exhausted. Thereafter, Monthly Deductions will be deferred, and collected at such time as the General Account has positive Accumulated Value.

           EFFECT OF INCREASES OR DECREASES. If you increase the Face Amount of a Policy with the No-Lapse Guarantee Rider, the rider's guarantee will extend to the increase. This will result in an increase in the Monthly Guarantee Premium. If you decrease the Face Amount, the rider's guarantee will apply to the reduced amount and the Monthly Guarantee Premium will be correspondingly reduced.

           WAIVERS OF MONTHLY DEDUCTIONS. If your Monthly Deductions are being waived under the operation of the Waiver of Monthly Deductions Rider or the Accelerated Care Rider, then the Monthly Guarantee Premium required on each Monthly Policy Date while Monthly Deductions are being waived will be zero.

           WAIVER OF 5% ALLOCATION REQUIREMENT. If you elect the No-Lapse Guarantee Rider, we will waive the requirement stated on page 27 of the Prospectus that allocations to Subaccounts of the Separate Account must be at least 5%. However, such allocations must still be whole number percentages.

           EFFECT OF WITHDRAWALS. If you wish to keep this rider in force, you must limit withdrawals and loans to the amounts in the Subaccounts and amounts in the General Account not needed to satisfy the conditions of the rider. If you take a withdrawal or loan from the General Account which reduces the Cumulative General Account Premium below the Cumulative Monthly Guarantee Premium, the rider will enter the 61-day lapse pending notification period and will be cancelled if you do not pay a sufficient premium.

           EFFECT OF TRANSFERS OUT OF GENERAL ACCOUNT. Transfers out of the General Account may also put the status of the rider in jeopardy. If you transfer an amount from the General Account which reduces the Cumulative General Account Premium below the Cumulative Monthly Guarantee Premium, under the operation of the rider, we will transfer an amount back to the General Account on the next Monthly Policy Date to cause the Cumulative General Account Premium to equal the Cumulative Monthly Guarantee Premium. There can be no assurance that an adequate amount will be available in the Subaccounts for transfer to the General Account on the next Monthly Policy Date because the performance of the Subaccounts is not guaranteed; if it is not, the rider will enter the 61-day lapse pending notification period and will be cancelled if you do not pay a sufficient premium. We will waive the limitation of one transfer per Policy Year from the General Account (described in Transfers from General Account on Page
42) with respect to transfers from the General Account of amounts not needed to satisfy the conditions of the rider.

           OPERATION AT AGE 99. The presence of this rider changes the normal operation of the Policy at age 99 (as described in Other Policy Provisions - Indefinite Policy Duration, Page 42). First, the Face Amount will not be decreased to the Accumulated Value at age 99. Second, all Monthly Deductions on the Policy will stop at age 99. All other aspects of the Policy operation at age 99 will be unchanged. The treatment of a Policy's Accumulated Value after age 100 is unclear, and you may wish to discuss this treatment with a tax advisor.

           COMPARISON TO GUARANTEED DEATH BENEFIT RIDER. This No Lapse Guarantee Rider is not available simultaneously with the Guaranteed Death Benefit Rider. The No-Lapse Guarantee Rider is similar to the Guaranteed Death Benefit Rider in that they both offer protection from Policy lapse during a specified guarantee period and require you to pay specified premiums to keep the rider in force. The riders are different in a few key areas as follows:

o The No-Lapse Guarantee Rider requires that you maintain a minimum amount in the General Account to satisfy the conditions of the rider, after which you may allocate money to the Subaccounts. The Guaranteed Death Benefit Rider does not place any restrictions on where money is allocated.
o The No-Lapse Guarantee Rider provides a guarantee period for your whole life. The Guaranteed Death Benefit Rider guarantee period is to age 70 or 20 years from the Date of Issue if longer.
o The No-Lapse Guarantee Rider requires that all monthly deductions be directed to the General Account. The Guaranteed Death Benefit rider allows you to choose whether the Monthly Deductions will be deducted pro rata from all accounts or deducted from the Money Market Subaccount.
o The cost of the No-Lapse Guarantee Rider is $0.05 per thousand of Face Amount per month, while the cost of the Guaranteed Death Benefit Rider is $0.01 per thousand of Face Amount per month.

           OTHER POSSIBLE PRODUCTS. Features similar to the No-Lapse Guarantee Rider are available in other products that do not offer Subaccount options, including National Life's NaviTrak policy. If you do not plan on funding the contract above the amount required to be allocated to the General Account, thereby making use of the Subaccounts offered in VariTrak, then NaviTrak or another non-variable universal life policy may be more cost effective for you.

           [Financial statements to be filed by 485(b) filing.]

                                     Part II



                           UNDERTAKING TO FILE REPORTS

         Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                              RULE 484 UNDERTAKING

         Article V, Section 7.1 of the Bylaws of National Life Insurance Company ("National Life" or the "Company") provides that, in accordance with the provisions of the Section, the Company shall indemnify directors, officers and employees of the Company or any other corporation served at the request of the Company, and their heirs, executors and administrators, shall be indemnified to the maximum extent permitted by law against all costs and expenses, including judgments paid, settlement costs, and counsel fees, reasonably incurred in the defense of any claim in which such person is involved by virtue of his or her being or having been such a director, officer, or employee.

         The Bylaws are filed as Exhibit 1.A.6(b) to the Registration Statement.

         Vermont law authorizes Vermont corporations to provide indemnification to directors, officers and other persons.

         National Life owns a directors and officers liability insurance policy covering liabilities that directors and officers of National Life and its subsidiaries and affiliates may incur in acting as directors and officers.

         Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or other controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                    REPRESENTATION RELATING TO FEES AND CHARGES


         National Life Insurance Company ("the Company") hereby represents that the fees and charges deducted under the variable life insurance policies described in the prospectuses contained in this registration statement are, in the aggregate, reasonable in relationship to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents.

         The facing sheet.


         The prospectus consisting of 142 pages.
         Undertaking to file reports.
         Rule 484 undertaking.
         Representation relating to fees and charges.
         The signatures.
         Written consents of the following persons:


                 (a) D. Russell Morgan

                 (b) Elizabeth H. MacGowan

                 (c) Sutherland Asbill & Brennan LLP

                 (d) PricewaterhouseCoopers LLP, Auditors



         The following exhibits, corresponding to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:

         1.
           A.
                 (1) Resolutions of the Board of Directors of National Life Insurance Company establishing the National Variable Life Insurance Account.(1)
                 (2)      Not Applicable.
                 (3)      (a)     Form of Distribution Agreement between
                                  National Life Insurance Company and Equity
                                Services, Inc.(3)
                          (b)(1)  Form of Equity Services, Inc. Branch Office
                                  Supervisor Contract.(1)
                          (b)(2)  Form of Equity Services, Inc. Registered
                                  Representative Contract.(1)
                          (c)     Schedule of Sales Commissions.(6)

                 (4)      Not Applicable.

                 (5)      (a)     Specimen VariTrak Policy Form.(7)

                          (b)     Rider for Guaranteed Insurability Options.(7)

                          (c)     Rider for Waiver of Monthly Deductions.(7)

                          (d)     Rider for Accidental Death Benefit.(7)

                          (e)     Rider for Guaranteed Death Benefit.(7)

                          (f)     Specimen VariTrak (New York) Policy Form.(4)
                          (g)     Specimen VariTrak (New York-Unisex) Policy
                                    Form.(4)
                          (h)     New York Rider for Guaranteed Insurability
                                   Options.(4)
                          (i)     New York Rider for Waiver of Monthly
                                 Deductions.(4)
                          (j)     New York Rider for Accidental Death
                                   Benefit.(4)

                          (k)     Form of Additional Protection Benefit
                                   Rider (11)

                          (l)     Form of Long Term Care - Chronic
                                  Illness Rider (11)

                          (m)     Form of Long Term Care Insurance Rider (11)


                          (n)     No Lapse Guarantee Rider


                 (6)      (a)     Charter documents of National Life Insurance
                                   Company.(1)
                          (b)     Bylaws of National Life Insurance Company.(1)
                 (7)      Not Applicable.
                 (8)      (a)     Form of Participation Agreement by and among
                                  Market Street Fund, Inc., National Life
                                  Insurance Company and Equity Services,
                                     Inc.(3)
                          (b)     Form of Amendment No. 1 to Participation
                                  Agreement Among Variable Insurance Products
                                  Fund, Fidelity Distributors Corporation and
                                  National Life Insurance Company.(3)
                          (b)(2)  Participation Agreement among Variable
                                  Insurance Products Fund, Fidelity
                                  Distributors Corporation and Vermont Life
                                  Insurance Company (now National Life
                                  Insurance Company) dated August 1, 1989.(2)
                          (c)     Form of Participation Agreement by and among
                                  The Alger American Fund, National Life
                                  Insurance Company and Fred Alger and
                                   Company.(3)

                          (d) Form of Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Vermont Life Insurance Company (now National Life Insurance Company) dated April 1,
                                     1990(2)

                          (d)(2) Form of Amendment No 1. to Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation, and National Life Insurance Company (as successor to Vermont Life Insurance Company)(4)
                          (e) Form of Shareholder Service Agreement between NationalLife Insurance Company and American Century Investment Management,
                                    Inc. (5)

                          (f) Form of Participation Agreement between National Life Insurance Company and Neuberger & Berman Advisers Managers
                                    Trust(5)

                          (g) Form of Participation Agreement between National Life Insurance Company and J.
                                  P. Morgan Series Trust II. (5)

                          (i) Form of Participation Agreement between National Life Insurance Company, Strong Variable Insurance Funds, Inc. and Strong Opportunity Fund II.(6)

                          (j) Participatiion Agreement between National Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc.(10)

                          (k) Participatiion Agreement between National Life Insurance Company, INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc., and INVESCO Distributors, Inc.(10)

                 (9)      Not Applicable.

                 (10)(a)  VariTrak Application Form.(7)

                     (b)  VariTrak (New York) Application Form.(4)
                 (11)     Memorandum describing issuance, transfer and
                            redemption procedures.(8)

         2. Opinion and Consent of D. Russell Morgan, Assistant General Counsel, as to the legality of the securities being offered.(13)

         3.     Not Applicable.
         4.     Not Applicable.
         5.     Not Applicable.


         6. Opinion and Consent of Elizabeth H. MacGowan, F.S.A., M.A.A.A., Actuary & Vice President - Product Development as to actuarial matters pertaining to the securities being registered(13).




         7.      (a)      Consent of PricewaterhouseCoopers LLP, Auditors (13)



                 (b)      Consent of Sutherland Asbill & Brennan LLP. (13)





         8.      Powers of Attorney for Directors.

                 A.  Robert E. Boardman(5)            D. Thomas H. MacLeay (12)
                 B.  A. Gary Shilling (9)


                 C.  Jeremiah E. Casey (12)



------------------

(1) Incorporated herein by reference to the Pre-Effective Amendment No. 2 to the Form S-6 Registration Statement (File No. 333-67003) for National Variable Life Insurance Account (COLI) filed on February
         11, 1999.

(2) Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-19583) for National Variable Annuity Account II (Sentinel Advantage) filed February 25, 1999.

(3) Incorporated herein by reference to Post Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 33-91938) for National Variable Life Insurance Account (VariTrak) filed March 12, 1996.

(4) Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form S-6 Registration Statement filed April 30, 1997 for National Variable Life Insurance Account (VariTrak) (File No. 33-91938)

(5) Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form S-6 Registration Statement filed April 30, 1997 for National Variable Life Insurance Account (VariTrak) (File No. 33-91938).


(6)      Incorporated herein by reference to Post-Effective Amendment
         No. 3 to the Form S-6 Registration Statement for National Variable
         Life Insurance Account (VariTrak) filed May 1, 1998 (File No. 33-91938)

(7) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement for National Variable Life Insurance Accent (Varitrak) filed February 26, 1999


(8) Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement for National Variable Life Insurance Account (VariTrak) filed April 30, 1999


(9) Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement for National Variable Life Insurance Account (VariTrak) filed March 1, 2001.


(10) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement (File No. 333-44723) for National Variable Life Insurance Account (Sentinel Estate Provider) filed
         May 1, 2001.

(11) Incorporated herein by reference to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement for National Variable LIfe Insurance Account (Varitrak) (File No. 33-91938) filed May 1, 2001.


(12) Incorporated herein by reference to Post-Effective Amendment No. 9 to the Form S-6 Registration Statement for National Variable Life Insurance Account (VariTrak) (File No. 33-91938) filed May 1, 2002.

(13)     To be filed by amendment.

                                   SIGNATURES


           Pursuant to the requirements of the Securities Act of 1933, the Registrant, National Variable Life Insurance Account, has duly caused this Post-Effective Amendment No. 10 to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Montpelier and the State of Vermont, on the 28th day of June, 2002.

                                          NATIONAL VARIABLE LIFE
                                          INSURANCE ACCOUNT (Registrant)

                                          By: NATIONAL LIFE INSURANCE COMPANY






Attest:/S/ CHRISTOPHER M. NERONHA             By: /S/ THOMAS H. MACLEAY
       --------------------------                 ---------------------
           Christopher M. Neronha                Thomas H. MacLeay
           Assistant Secretary                   Chairman of the Board and
                                                 Chief Executive Officer

                                   SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933, National Life Insurance Company has duly caused this Post-Effective Amendment No. 10 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal affixed and attested, in the City of Montpelier and the State of Vermont, on the 28th day of June, 2002.

                                           NATIONAL LIFE INSURANCE COMPANY
(SEAL)                                              (Depositor)


Attest:/S/ CHRISTOPHER M. NERONHA           By: /S/ THOMAS H. MACLEAY
       --------------------------               ---------------------
           Christopher M. Neronha              Thomas H. MacLeay
           Assistant Secretary                 Chairman of the Board and
                                               Chief Executive Officer

           Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 10 to the Registration Statement has been signed below by the following persons in the capacities indicated on the date(s) set forth below.

SIGNATURE                       TITLE                            DATE
---------                       -----                            ----


/S/ THOMAS H. MACLEAY          Chairman of the Board,            June 28, 2002
--------------------           President & Chief
Thomas H. MacLeay              Executive Officer



/S/ EDWARD BONACH              Executive Vice President &        June 28, 2002
-----------------              Chief Financial Officer
Edward Bonach



ROBERT E. BOARDMAN*            Director                          June 28, 2002
------------------
Robert E. Boardman



JEREMIAH E. CASEY*             Director                          June 28, 2002
-----------------
Jeremiah E. Casey


A. GARY SHILLING*              Director                          June 28, 2002
----------------
A. Gary Shilling



*By   /s/  RODNEY A. BUCK                                  Date: June 28, 2002
      ----------------------------
      Rodney A. Buck
      Pursuant to Power of Attorney

                                  Exhibit Index


1.A(5)(n) No Lapse Guarantee Rider